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August 15, 2019

VIA EDGAR

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	BlackRock All-Cap Energy & Resources Portfolio (the “Fund”), a series of BlackRock FundsSM

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Investor A, Investor C, Institutional and Service Shares Summary Prospectuses and Prospectuses and the Statement of Additional Information of the Fund, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on August 1, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Respectfully Submitted,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Benjamin Archibald, Esq.

Jesse C. Kean, Esq.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.